Interest expense (Tables)	12 Months Ended
Dec. 31, 2018
Interest Expense [Abstract]
Net interest expense
Interest expense consists of the following:

	Successor	Predecessor
(In $ millions)	Period from July 2, 2018 through December 31, 2018	Period from January 1, 2018 through July 1, 2018	Year ended December 31, 2017	Year ended December 31, 2016
Cash and payment-in-kind interest on debt facilities	(237)	(37)	(286)	(408)
Unwind of discount debt	(24)	—	—	—
Loan fee amortization	—	(1)	(27)	(43)
Capitalized interest	—	—	28	39
Interest expense	(261)	(38)	(285)	(412)

i.	Cash and payment-in-kind interest on debt facilities
We incur cash and payment-in-kind interest on our debt facilities. This is summarized in the table below.

	Successor	Predecessor
(In $ millions)	Period from July 2, 2018 through December 31, 2018	Period from January 1, 2018 through July 1, 2018	Year ended December 31, 2017	Year ended December 31, 2016
Senior credit facilities and unsecured bonds	(162)	(116)	(320)	(360)
Less: adequate protection payments	—	104	81	—
New secured notes	(50)	—	—	—
Debt of consolidated variable interest entities	(25)	(25)	(47)	(48)
Cash and payment-in-kind interest	(237)	(37)	(286)	(408)